Supplement Dated June 16, 2000*
          to the Statement of Additional Information Dated May 1, 2000 of Wells Fargo Advantage(SM) Builder Variable Annuity

The following information applies to contracts purchased in the state of Oregon.

1. The name of the product is changed from the Wells Fargo AdvantageSM Builder Variable Annuity to the Advantage Builder Variable Annuity throughout the Statement of Additional Information (SAI).

2. The Guaranteed Minimum Income Benefit Rider is not available under contracts purchased in Oregon. Any reference in this prospectus to the Guaranteed Minimum Income Benefit Rider, and any contract features or benefits associated with the Guaranteed Minimum Income Benefit Rider are deleted.

3. The six year withdrawal charge schedule is not available under contracts purchased in Oregon. Any reference in this SAI to the six year withdrawal charge schedule, and any contract features or benefits associated with the six year withdrawal charge schedule are deleted.

4. The performance figures on pages 10 of the SAI are deleted in their entirety and replaced with the following information:

         Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Optional Enhanced Death Benefit Rider For Periods Ending Dec. 31, 1999

                                                                      Performance Since Commencement of the
                                                                                      Fund*
                                                                                                    Since
        Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
        ----------   -------------                                   ------  -------  --------   ------------
                     AXPSM VARIABLE PORTFOLIO -
        WBCA4        Blue Chip Advantage Fund (9/99)**                 --%      --%      --%        10.47%
        WCAR4        Capital Resource Fund (10/81)                    21.90    19.54    13.78       14.25
        WDEI4        Diversified Equity Income Fund (9/99)             --       --       --          1.75
        WEXI4        Extra Income Fund (5/96)                          4.65     --       --          3.93
        WFDI4        Federal Income Fund (9/99)                        --       --       --          0.13
        WNDM4        New Dimensions Fund(R)(5/96)                     30.04     --       --         24.46
        WSCA4        Small Cap Advantage Fund (9/99)                   --       --       --         11.63

                     AIM V.I.
        WCAP4        Capital Appreciation Fund (5/93)                 42.52    23.72     --         20.50
        WVAL4        Value Fund (5/93)                                27.99    25.33     --         21.22

                     Dreyfus
        WSRG4        The Dreyfus Socially Responsible Growth Fund,    28.18    26.78     --         22.36
                     Inc. (10/93)

                     FRANKLIN TEMPLETON VIP TRUST
        WISE4        Franklin Income Securities Fund - Class 2 (      -3.55     8.03     8.32        8.29
                     1/89)***
        WRES4        Franklin Real Estate Fund - Class 2 (1/89)***    -7.78     6.36     7.37        7.04
        WSMC4        Franklin Small Cap Fund - Class 2 (11/95)***    103.30     --       --         31.60
        WMSS4        Mutual Shares Securities Fund - Class 2 (        11.89     --       --          9.19
                     11/96)***

                     GOLDMAN SACHS Variable Insurance Trust (VIT)
        WUSE4        CORESM U.S. Equity Fund (2/98)****               22.46     --       --         18.93
        WGLI4        Global Income Fund (1/98)                        -2.51     --       --          2.03
        WITO4        Internet Tollkeeper Fund (--/--;4/00)+            --       --       --          --
        WMCV4        Mid Cap Value Fund (4/98)                         4.65     --       --         -6.40

                     MFS(R)
        WGIS4        Growth with Income Series (10/95)                 5.09     --       --         19.28
        WUTS4        Utilities Series (1/95)                          28.89     --       --         24.59

                     PUTNAM VARIABLE TRUST
        WIGR4        Putnam VT International Growth Fund - Class      57.73     --       --         28.19
                     IB Shares (1/97)++
        WVIS4        Putnam VT Vista Fund - Class IB Shares           50.48     --       --         29.13
                     (1/97)++

                     WELLS FARGO VARIABLE TRUST
        WAAL4        Asset Allocation Fund (4/94)                      7.69    10.83     --          9.23
        WCBD4        Corporate Bond Fund (9/99)                        --       --       --         -0.64
        WEQI4        Equity Income Fund (5/96)                         6.29     --       --         15.41
        WEQV4        Equity Value Fund (5/98)                         -3.95     --       --         -5.19
        WGRO4        Growth Fund (4/94)                               18.64    21.73     --         19.42
        WLCG4        Large Company Growth Fund (9/99)                  --       --       --         19.77
        WMMK4        Money Market Fund (5/94)                          2.89     3.30     --          3.25
        WSCG4        Small Cap Growth Fund (5/95)                     63.90     --       --         18.82

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.20% Enhanced Death
     Benefit Rider fee. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Fund)
***Class 2 shares  were issued  Jan.  6, 1999.  Prior to Jan.  6, 1999,  Class 2 performance  represents  the  historical  performance  results  of  Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not commenced operations as of Dec. 31, 1999.
++Each of the above Funds'  Class IB Shares  commenced  operations  on April 30,
     1998.  For  periods  prior to the  inception  dates of the Funds'  Class IB
     Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


*Valid until April 30, 2001.
5. The performance figures on pages 11 of the SAI are deleted in their entirety and replaced with the following information:

         Average Annual Total Return  (Without  Purchase  Payment  Credits) For
         Annuities With Withdrawal and Selection of the Optional Enhanced Death
         Benefit Rider For Periods Ending Dec. 31, 1999

                                                                      Performance Since Commencement of the
                                                                                      Fund*
                                                                                                    Since
        Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
        ----------   -------------                                   ------  -------  --------   ------------
                     AXPSM VARIABLE PORTFOLIO -
        WBCA4           Blue Chip Advantage Fund (9/99)**              --%      --%      --%         2.83%
        WCAR4           Capital Resource Fund (10/81)                 13.90    18.75     13.78      14.25
        WDEI4           Diversified Equity Income Fund (9/99)          --       --       --         -5.19
        WEXI4           Extra Income Fund (5/96)                      -2.53     --       --          1.95
        WFDI4           Federal Income Fund (9/99)                     --       --       --         -6.68
        WNDM4           New Dimensions Fund(R)(5/96)                  22.04     --       --         23.23
        WSCA4           Small Cap Advantage Fund (9/99)                --       --       --          3.90

                     AIM V.I.
        WCAP4           Capital Appreciation Fund (5/93)              34.52    23.03     --         20.29
        WVAL4           Value Fund (5/93)                             19.99    24.68     --         21.02

                     Dreyfus
        WSRG4           The Dreyfus Socially Responsible Growth       20.18    26.15     --         22.13
                        Fund, Inc. (10/93)

                     FRANKLIN TEMPLETON VIP TRUST
        WISE4           Franklin Income Securities Fund - Class 2    -10.07    6.83     8.32         8.29
                        ( 1/89)***
        WRES4           Franklin Real Estate Fund - Class 2          -13.96    5.08     7.37         7.04
                        (1/89)***
        WSMC4           Franklin Small Cap Fund - Class 2             95.30     --       --         30.76
                        (11/95)***
        WMSS4           Mutual Shares Securities Fund - Class 2 (      4.14     --       --          7.05
                        11/96)***

                     GOLDMAN SACHS Variable Insurance Trust (VIT)
        WUSE4           CORESM U.S. Equity Fund (2/98)****            14.46     --       --         15.22
        WGLI4           Global Income Fund (1/98)                     -9.11     --       --         -1.53
        WITO4           Internet Tollkeeper Fund (--/--;4/00)+         --       --       --          --
        WMCV4           Mid Cap Value Fund (4/98)                     -2.52     --       --        -10.24

                     MFS(R)
        WGIS4           Growth with Income Series (10/95)             -2.11     --       --         18.20
        WUTS4           Utilities Series (1/95)                       20.89     --       --         23.92

                     PUTNAM VARIABLE TRUST
        WIGR4           Putnam VT International Growth Fund -         49.73     --       --         26.54
                        Class IB Shares (1/97)++
        WVIS4           Putnam VT Vista Fund - Class IB Shares        42.48     --       --         27.51
                        (1/97)++`

                     WELLS FARGO VARIABLE TRUST
        WAAL4           Asset Allocation Fund (4/94)                   0.28     9.75     --          8.53
        WCBD4           Corporate Bond Fund (9/99)                     --       --       --         -7.39
        WEQI4           Equity Income Fund (5/96)                     -1.01     --       --         13.88
        WEQV4           Equity Value Fund (5/98)                     -10.44     --       --         -9.05
        WGRO4           Growth Fund (4/94)                            10.64    20.99     --         18.97
        WLCG4           Large Company Growth Fund (9/99)               --       --       --         11.77
        WMMK4           Money Market Fund (5/94)                      -4.14     1.86     --          2.31
        WSCG4           Small Cap Growth Fund (5/95)                  55.90     --       --         17.88

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Fund)
***Class 2 shares  were issued  Jan.  6, 1999.  Prior to Jan.  6, 1999,  Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not commenced operations as of Dec. 31, 1999.
++Each of the above Funds'  Class IB Shares  commenced  operations  on April 30,
     1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.